UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21978
                                     -----

Pioneer Series Trust VI
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2009 to June 30, 2010

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VI

By (Signature and Title)  /s/ John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 19, 2010
      ----------------


========================== PIONEER FLOATING RATE FUND ==========================

LEAR CORPORATION

Ticker:       LEA            Security ID:  521865303
Meeting Date: MAY 13, 2010   Meeting Type: Annual
Record Date:  MAR 22, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Ratify Auditors                         For       For          Management



===================== PIONEER MULTI-ASSET REAL RETURN FUND =====================

The Fund held no securities during the period covered by this report in which there was a securityholder vote. Accordingly, there are no proxy votes to report.

========== END NPX REPORT